Supplement to the
Fidelity® Variable Insurance Products
Asset Manager 50% Portfolio, Asset Manager 70% Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio, and Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Investment Grade Bond Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Julian Potenza as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Investment Grade Bond Portfolio managed by the portfolio manager ($5,004 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of VIP Investment Grade Bond Portfolio beneficially owned by the portfolio manager was none.

VINSCSC2-SSTK-0626-139-1.869876.139	June 5, 2026

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Julian Potenza as of April 30,2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Investment Grade Bond II Portfolio managed by the portfolio manager ($3,496 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of VIP Investment Grade Bond II Portfolio beneficially owned by the portfolio manager was none.

VIGBI-SSTK-0626-102-1.9911411.102	June 5, 2026

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Julian Potenza as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Investment Grade Bond II Portfolio managed by the portfolio manager ($3,496 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of VIP Investment Grade Bond II Portfolio beneficially owned by the portfolio manager was none.

VIGBV-SSTK-0626-102-1.9911413.102	June 5, 2026

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager 50% Portfolio, Asset Manager 70% Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio, and Strategic Income Portfolio
Investor Class
April 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Investment Grade Bond Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Julian Potenza as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of VIP Investment Grade Bond Portfolio managed by the portfolio manager ($5,004 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of VIP Investment Grade Bond Portfolio beneficially owned by the portfolio manager was none.

VINV-SSTK-0626-140-1.869875.140	June 5, 2026